SHARE CAPITAL (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	12,000,000	15,000,000	20,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	829,000,000	806,000,000	772,000,000
Effect of dilutive options (in shares)	11,000,000	11,000,000	13,000,000
Diluted weighted average shares outstanding	840,000,000	817,000,000	785,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	6,058,580	6,327,500	5,733,000
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	48.78	44.85	38.32